Long-term Debt - Schedule of Maturities of Long-term Debt (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Maturities of Long-term Debt [Abstract]
2025	$ 23,537,305
2026	4,375,000
2027	4,375,000
2028	4,375,000
Thereafter	49,218,750
Total	$ 85,881,055	$ 124,116,991